Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 7.6	[1]	$ 6.7	[1],[2]
Accounts receivable:
Trade, net of allowance for doubtful accounts of $0.3 million and $0.5 million, respectively	108.6		140.4
Affiliates	106.2		106.9
Inventories	87.9	[1]	73.6	[2]
Unrealized gains on derivative instruments	41.2		14.5
Assets held for sale			6.2
Other	2.2		2.1
Total current assets	353.7	[1]	350.4	[2]
Property, plant and equipment, net	1,499.4	[1]	1,378.6	[2]
Goodwill	153.8		151.2
Intangible assets, net	145.3		153.0
Investments in unconsolidated affiliates	107.1	[1]	104.3	[2]
Unrealized gains on derivative instruments	6.4		1.9
Other long-term assets	11.7		7.8
Total assets	2,277.4	[1]	2,147.2	[2]
LIABILITIES AND EQUITY
Trade	231.7		173.4
Affiliates	46.8		37.6
Unrealized losses on derivative instruments	59.9		56.6
Other	42.1		47.7
Total current liabilities	380.5		315.3
Long-term debt	746.8	[1]	647.8	[2]
Unrealized losses on derivative instruments	32.8		50.5
Other long-term liabilities	19.0		57.6
Total liabilities	1,179.1	[1]	1,071.2	[2]
Commitments and contingent liabilities:		[1]		[2]
Equity:
Predecessor equity	257.4		337.8	[2]
Common unitholders (44,848,703 and 40,478,383 units issued and outstanding, respectively)	654.4		552.2
General partner	(4.7)		(6.4)
Accumulated other comprehensive loss	(21.2)	[1]	(27.7)	[2]
Total partners' equity	885.9	[1]	855.9	[2]
Noncontrolling interests	212.4	[1]	220.1	[2]
Total equity	1,098.3	[1]	1,076.0	[2]
Total liabilities and equity	$ 2,277.4	[1]	$ 2,147.2	[2]

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.